Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended					12 Months Ended
	Nov. 13, 2012	Nov. 15, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Nov. 15, 2011 2007 Stock Option Plan [Member]	Jan. 31, 2007 2007 Stock Option Plan [Member]	Dec. 31, 2012 2007 Stock Option Plan [Member]	Dec. 31, 2012 Elbit Systems' Stock Options Plans [Member]	Jan. 31, 2007 Elbit Systems' Stock Options Plans [Member]	Jan. 31, 2007 Regular Options [Member] 2007 Stock Option Plan [Member]	Jan. 31, 2007 Cashless Options [Member] 2007 Stock Option Plan [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Phantom Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options vested period from the date of grant, years							6 years	5 years
Options exercisable			1,271,266	1,292,806	963,289						1,250,000	1,250,000	1,250,000
Period measuring the average closing price, in days			30 days
Percent vested and exercisable from the second anniversary of the commencement date			50.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date			25.00%
Remaining percentage vested and exercisable from the third anniversary of the commencement date			25.00%
Options expiration date		2013
Options available for future grant under the Plan									58,626
Aggregate intrinsic value of outstanding options			$ 4,294	$ 5,605
Total intrinsic value of options exercised			480
Total unrecognized compensation cost related to share-based compensation arrangements granted										982
Expected cost recognition period, in years			2 years
Options vested and expected to be vested			1,384,852
Options vested and expected to be vested, weighted average exercise price			$ 36.95
Weighted average remaining contractual life of exercisable options, in years			1 year
Aggregate intrinsic value of exercisable options			4,299
Compensation expense	2,400	980													312
Compensation expense recognized in income statement			3,326	1,996	5,211
Stock repurchase program, number of shares authorized to be repurchased						1,000,000
Stock repurchased during period, shares			759,632	240,368
Treasury stock, value, acquired			$ 26,006	$ 10,101
Percent of SARs granted that are exercisable on the first anniversary of the grant date			25.00%
Additional percentages of SARs that are exercisable on each of the three subsequent anniversaries after the first anniversary			25.00%
SARs outstanding number														30,000
SARs, number vested														27,750
SARs, weighted average exercise price per share														$ 59.36
Period from grant date each tranche has a benefit accumulation period, in years															3 years
Period prior to grant date where basic price is determined, in days															30 days
Percentage limited increase of benefit to be paid in the share price															100.00%
Maximum term of SAR from the grant date, years														5 years
Granted, Number of options			30,000	63,300	28,000
Options allocated for Plan															325,000
Available for grant, basic price															$ 33.00